EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
EQUITY
Common stock, shares authorized	10,000,000,000	40,000,000
Common Stock, Par or Stated Value Per Share	$ 0.02	$ 5.00
Authorized share capital	200,000,000
Ordinary shares to be issued	10,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.02
Stockholders equity non-controlling interests	$ 6,619	$ 16,133
Statutory reserve	$ 78,890,000,000	$ 120,046,000,000
Description of statutory reserve fund	At least 10% of the statutory after-tax profits as determined in accordance with the applicable PRC accounting standards and regulations must be allocated to the SRF until the cumulative total of the reserve fund reaches 50% of the subsidiary’s registered capital